RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 11,227,799	$ 9,165,068
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	$ 11,227,799	$ 9,165,068